PREPAID EXPENSES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
PREPAID EXPENSES AND OTHER ASSETS
Schedule of prepaid expenses and other assets

	December 31,	December 31,	December 31,
	2018	2017	2016
Prepaid Expenses	$—	$20,041	$187,480
Prepaid insurance	190,849	125,043	114,988
Deposits on rental agreements	276,500	308,492	53,771
Retainers for professional services	5,593	324,062	23,938
Other prepaid expenses and other assets	118,294	24,728	125,163
	$591,236	$802,366	$505,340